Convertible Notes Payable (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Amount Converted	$ 199,959	$ 369,322	$ 401,582	$ 446,109
Shares of Common Stock Issued	27,841,559		113,585
10% Convertible Note Payable Due June 30, 2016 [Member]
Amount Converted	$ 67,773
Shares of Common Stock Issued	3,388,650
10% Convertible Note Payable Due June 30, 2016 [Member] | June 5, 2015 [Member]
Amount Converted	$ 13,600
Shares of Common Stock Issued	680,000
10% Convertible Note Payable Due June 30, 2016 [Member] | July 8, 2015 [Member]
Amount Converted	$ 1,400
Shares of Common Stock Issued	70,000
10% Convertible Note Payable Due June 30, 2016 [Member] | July 16, 2015 [Member]
Amount Converted	$ 7,520
Shares of Common Stock Issued	376,000
10% Convertible Note Payable Due June 30, 2016 [Member] | July 22, 2015 [Member]
Amount Converted	$ 3,220
Shares of Common Stock Issued	161,000
10% Convertible Note Payable Due June 30, 2016 [Member] | July 23, 2015 [Member]
Amount Converted	$ 995
Shares of Common Stock Issued	49,750
10% Convertible Note Payable Due June 30, 2016 [Member] | July 24, 2015 [Member]
Amount Converted	$ 4,920
Shares of Common Stock Issued	246,000
10% Convertible Note Payable Due June 30, 2016 [Member] | August 3, 2015 [Member]
Amount Converted	$ 2,200
Shares of Common Stock Issued	110,000
10% Convertible Note Payable Due June 30, 2016 [Member] | August 11, 2015 [Member]
Amount Converted	$ 3,860
Shares of Common Stock Issued	193,000
10% Convertible Note Payable Due June 30, 2016 [Member] | August 18, 2015 [Member]
Amount Converted	$ 2,040
Shares of Common Stock Issued	102,000
10% Convertible Note Payable Due June 30, 2016 [Member] | August 26, 2015 [Member]
Amount Converted	$ 4,280
Shares of Common Stock Issued	214,000
10% Convertible Note Payable Due June 30, 2016 [Member] | September 11, 2015 [Member]
Amount Converted	$ 5,560
Shares of Common Stock Issued	278,000
10% Convertible Note Payable Due June 30, 2016 [Member] | September 24, 2015 [Member]
Amount Converted	$ 4,000
Shares of Common Stock Issued	200,000
10% Convertible Note Payable Due June 30, 2016 [Member] | September 29, 2015 [Member]
Amount Converted	$ 7,449
Shares of Common Stock Issued	372,450
10% Convertible Note Payable Due June 30, 2016 [Member] | October 1, 2015 [Member]
Amount Converted	$ 5,940
Shares of Common Stock Issued	297,000
10% Convertible Note Payable Due June 30, 2016 [Member] | October 8, 2015 [Member]
Amount Converted	$ 789
Shares of Common Stock Issued	39,450